UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                   (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2010

Explanatory Note

The registrant is filing this Amendment to its Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR filed with the U.S. Securities and Exchange Commission on February 10, 2011 for the period ended November 30, 2010 to amend Item 1 “Reports to Stockholders” to revise the portfolio turnover rate noted in the Financial Highlights for the FMX Total Return Fund.  Other than the aforementioned revisions, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures therein in any way.

Item 1.      REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2010
November 30, 2010
(Unaudited)

FMX Growth Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Growth Allocation Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Growth Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, risks related to “Fund of Funds” structure, derivative risk, leverage risk, short sales risk, sector risk, portfolio turnover risk, management style risk, investment advisor risk, new fund risk, small-cap and mid-cap securities risk, and foreign securities and emerging markets risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your FMX Growth Allocation Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,065.10	$7.45

* Expenses are equal to the Fund’s annualized expense ratio of 1.44% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.28

** Expenses are equal to the Fund’s annualized expense ratio of 1.44% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

December 15, 2010

Enclosed for your review is the Semi-Annual Report of the FMX Growth Allocation Fund (the “Fund”) for the period ended November 30, 2010.   From its fiscal year end of May 31, 2010, the Fund’s return underperformed its benchmark, the S&P 500 TR Index* (the S&P 500), by 299 basis points, with the fund having a six month return of 6.51%, and the S&P 500 having a return of 9.50%.

The performance information quoted above represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained on the Fund’s website at, www.foliometrix.com. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information.  For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Semi-Annual Report.

Markets
It has been a volatile year for the financial markets.   In early 2010, fears of a sovereign debt crisis developed concerning countries in Europe, including Greece, Spain and Portugal, and have now spread to other countries including Ireland.

The Federal Reserve’s quantitative easing in the amount of $600 billion continues and the Fed’s commitment to exceptionally low interest rates has kept the dollar weak, commodity prices rising and investors moving out of bonds and into stocks and other risky assets.

Agricultural commodities rose with wheat prices rising due to Russia’s suspension of grain exports after a severe drought reduced the supply of wheat and sent futures near 2 year highs.  Cotton prices also rose to 15 year highs amid tightening global supplies after the devastating floods in Pakistan, which is one of the world’s largest producers of cotton.   In addition, the price of sugar has risen dramatically due to Brazil, the world’s largest producer of sugar cane, experiencing severe production declines due to a hotter summer than usual.  Wet weather in Indonesia and Australia also caused sugar prices to climb.

Portfolio
Our investing process consists of three parts:  a core component and two tactical components.  The tactical components allow the portfolio to utilize those sectors that we believe are positioned to perform better in the short term and the core allows the portfolio to utilize those asset classes that we believe are the best performers in the longer term.

Our investment methodology, at times, dictates moving a portion of equities into cash.  This process helps to protect on the downside of the market as well as reducing the volatility and the beta of the portfolio during unsteady times.

We believe that buy and hold strategies aren’t always the best approach and that using asset classes that are in favor produce more favorable results.  Because of our process, the Fund has had exposure to (i) various sectors, including industrial materials, technology, energy and consumer services; (ii) commodities such as agriculture, silver and oil; (iii) countries such as China, Latin America  and (iv) emerging markets including Thailand, Colombia, and Indonesia, which has helped performance.  Our international exposure has been reduced over the past two months in light of the continuing financial problems in Europe and China’s tightening monetary policy.   Also, the beta of the portfolio is calculated on a monthly basis and our methodology allows us to identify investment companies, including mutual funds and exchange traded funds, in the Fund’s portfolio that we believe have raised their risk level, and we can then determine if we want to reduce the exposure to such fund replace it with a less volatile addition.

Looking forward, we remain optimistic about our approach and methodology and believe that the fears surrounding the European financial crisis will subside and that the outlook for the global economy will improve.

Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

*You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, it returns would be lower.

The views in the foregoing discussion  were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 22.44%

	*	iPath Dow Jones-UBS Sugar Subindex Total Return ETN	2,438	$194,674
	*	iShares Silver Trust	7,731	212,061
		Market Vectors - Coal ETF	9,299	398,273
		Market Vectors - Gaming ETF	6,489	199,018
	*	PowerShares NASDAQ Internet Portfolio	5,719	197,649
		Rydex S&P Midcap 400 Pure Growth ETF	7,871	601,910
		SPDR S&P 500 ETF Trust	7,341	869,835
		SPDR S&P Retail ETF	8,532	403,512
		SPDR S&P Semiconductor ETF	3,850	197,686

		Total Exchange Traded Products (Cost $3,235,653)		3,274,618

OPEN-END FUNDS - 65.13%

	*	AllianceBernstein Small/Mid Cap Growth Fund	101,211	598,155
	*	Columbia Select Large Cap Growth Fund	104,512	1,280,274
	*	Columbia Select Small Cap Fund	36,318	598,155
	*	First American Mid Cap Growth Opportunities Fund	30,577	1,282,411
	*	John Hancock Global Opportunities Fund	23,480	436,735
	*	Oppenheimer Discovery Fund	20,323	1,142,329
	*	Profunds Oil Equipment UltraSector ProFund	20,019	400,772
	*	RidgeWorth Aggressive Growth Stock Fund	87,933	1,278,548
		Royce Low-Priced Stock Fund	66,732	1,143,788
	*	Rydex Series - Energy Services Fund	4,051	199,871
	*	Touchstone Sands Capital Institutional Growth Fund	83,748	1,142,329

		Total Open-End Funds (Cost $9,188,075)		9,503,367

SHORT-TERM INVESTMENT - 3.79%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		553,121

		Total Short-Term Investment (Cost $553,121)		553,121

Total Value of Investments (Cost $12,976,849) - 91.36%				$13,331,106

Other Assets Less Liabilities - 8.64%				1,261,026

	Net Assets - 100%			$14,592,132

*	Non-income producing investment
§	Represents 7 day effective yield

				(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	22.44%	$3,274,618
Open-End Funds	65.13%	9,503,367
Short-term Investment	3.79%	553,121
Total	91.36%	$13,331,106

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $12,976,849)	$13,331,106
Receivables:
Investments sold	8,817,561
Fund shares sold	1,900
Dividends and interest	5
Prepaid expenses
Other expenses	26,439

Total assets	22,177,011

Liabilities:
Payables:
Investments purchased	7,567,437
Fund shares repurchased	45
Accrued expenses
Administration fees	17,397

Total liabilities	7,584,879

Net Assets	$14,592,132

Net Assets Consist of:
Capital	$13,707,499
Accumulated net investment loss	(26,911)
Undistributed net realized gain on investments	557,287
Net unrealized appreciation on investments	354,257

Total Net Assets	$14,592,132
Shares Outstanding, no par value (unlimited authorized shares)	1,373,506
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.62

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2010

Investment Income:
Dividends	$24,462

Total Investment Income	24,462

Expenses:
Administration fees (note 2)	51,373

Total Expenses	51,373

Net Investment Loss	(26,911)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	565,556
Change in unrealized appreciation on investments	353,941

Realized and Unrealized Gain on Investments	919,497

Net Increase in Net Assets Resulting from Operations	$892,586

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period and fiscal year ended	2010(a)	2010

Operations:
Net investment loss	$(26,911)	$(2,456)
Net realized gain (loss) from investment transactions	565,556	(8,269)
Change in unrealized appreciation on investments	353,941	316

Net Increase (Decrease) in Net Assets Resulting from Operations	892,586	(10,409)

Capital Share Transactions:
Shares sold	13,593,941	567,308
Reinvested dividends and distributions	-	-
Shares repurchased	(341,294)	(110,000)

Increase from Capital Share Transactions	13,252,647	457,308

Net Increase in Net Assets	14,145,233	446,899

Net Assets:
Beginning of period	446,899	-
End of period	$14,592,132	$446,899

Share Information:
Shares Sold	1,362,160	55,762
Reinvested distributions	-	-
Shares repurchased	(33,631)	(10,785)
Net Increase in Capital Shares	1,328,529	44,977
Shares Outstanding, Beginning of Period	44,977	-
Shares Outstanding, End of Period	1,373,506	44,977

(a) Unaudited

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Financial Highlights

For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2010(a)	2010

Net Asset Value, Beginning of Period	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.02)	(0.05)
Net realized and unrealized gain (loss) on securities	0.70	(0.01)

Total from Investment Operations	0.68	(0.06)

Net Asset Value, End of Period	$10.62	$9.94

Total Return (d)	6.41%	(0.60)%

Net Assets, End of Period (in thousands)	$14,592	$447

Average Net Assets for the Period (in thousands)	$7,120	$337

Ratios of:
Gross Expenses to Average Net Assets (e)	1.44%	1.45%	(b)
Net Expenses to Average Net Assets (e)	1.44%	1.45%	(b)
Net Investment Loss to Average Net Assets	(0.75)%	(1.10)%	(b)

Portfolio turnover rate	413.76%	332.64%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The FMX Growth Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek capital appreciation without regard to current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, equity securities.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$3,274,618	$3,274,618	$-	$-
Open-End Funds	9,503,367	9,503,367	-	-
Short-Term Investment	553,121	-	553,121	-
Total	$13,331,106	$12,777,958	$553,121	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11 million and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid no advisory fees for the six month period ended November 30, 2010.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.45% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $51,373 of administration fees for the six month period ended November 30, 2010.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements
(Unaudited)

3.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2010 - November 30, 2010	$38,250,623	$26,667,937

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2010.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,976,849

Unrealized Appreciation	$367,681
Unrealized Depreciation	(13,423)
Net Unrealized Appreciation	354,257

5.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

FMX Growth Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Semi-Annual Report 2010
 November 30, 2010
(Unaudited)

FMX Total Return Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Total Return Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-800-773-3863.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Total Return Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, sector risk, portfolio turnover risk, management style risk, investment advisor risk, new fund risk, interest rate and credit risk, high yield risk, inflation risk, risks of investing in corporate debt securities, risks of investing in convertible securities, and risks of investing in Treasury Inflation-Protected Securities. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 31, 2011.

For More Information on Your FMX Total Return Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,019.90	$6.03

* Expenses are equal to the Fund’s annualized expense ratio of 1.19% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

Expense Example	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.10	$6.02

** Expenses are equal to the Fund’s annualized expense ratio of 1.19% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

December 15, 2010

Enclosed for your review is the Semi-Annual Report of the FMX Total Return Fund (the "Fund") for the month end of November 30, 2010.  From its fiscal year end of May 31, 2010, the Fund's total return has trailed its benchmark, the BarCap US Agg Bond TR* (the "BarCap"), by 186 basis points, with the Fund having a return of 1.99%, and the BarCap having a return of 3.85%.

The performance information quoted above represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, mqy be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, mqy be obtained on the Fund’s website at, www.foliometrix.com. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information.  For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Semi-Annual Report.

Markets
The past few months have seen multiple events that have influenced the debt markets tremendously.  QE, QE2 and talks of even QE3 have brought more attention from the retail investor to the bond markets.  We have seen debt worries continue to spread from Iberian countries to Ireland and influence the entire European Union’s debt market as well as have an impact on their currency.

The dollar has devalued and rallied and has begun a devaluing again as of late.  Investors in bonds have switched from safer investments to riskier bonds in order to generate higher yields, a move that was triggered by the yields on treasuries declining as the Fed continues to buy up these securities.

The higher yielding “junk” bonds and emerging markets debt has seen huge equity like returns throughout most of year.  However, the volatility of these investments and how quickly they react to every single piece of news happening all over the world, makes it easy to lose big in these investments if you are not keeping an eye on them.

Meanwhile, the shorter maturity, higher quality government and corporate bond funds have gone absolutely nowhere in relation to the rest of the bond market.

Portfolio
The Fund seeks to allocate across many of these fixed income asset classes to take advantage of the great returns seen as of late in the bond markets.  It is designed to expose itself to limited percentages of the riskier debt while allocating a relatively large amount towards the safer lower yielding investments.

The Fund seeks the stability of higher quality debt while focusing in on the investments that have a combination of higher coupon payments and low volatility.  A cautious eye is maintained on the fixed income asset classes in which the Fund invests to help  limit the downside risk that is inherent in these types of riskier investments.

Investors’ money, and the preservation of it, is at the heart of the investment strategy that is implemented in the FMX Total Return Fund.  Our ability to move to cash in times when different fixed income asset classes are underperforming is essential to this strategy.  The portfolio is monitored closely to ensure our investors’ money is free from as much of the downside in the market as possible.

 Very truly yours,

FolioMetrix LLC
Dale J Murphey, CEO and President

*You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

The views in the foregoing discussion  were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 1.58%

SPDR Barclays Capital High Yield Bond ETF	1,741	$69,327

Total Exchange Traded Product (Cost $69,561)		69,327

OPEN-END FUNDS - 93.67%

AllianceBernstein Bond Fund, Inc. - High Income Fund	15,360	138,090
Delaware High-Yield Opportunities Fund	13,632	55,482
Dodge & Cox Income Fund	25,878	346,760
Eaton Vance Global Macro Absolute Return Fund	33,601	346,760
First American High Income Bond Fund	6,305	55,482
Loomis Sayles Bond Fund	9,830	141,752
Lord Abbett Bond-Debenture Fund, Inc.	18,014	138,704
Oppenheimer Champion Income Fund	29,355	55,482
Permanent Versatile Bond Portfolio	5,723	346,760
PIMCO Income Fund	12,351	138,704
PIMCO Total Return Fund	72,367	831,501
Pioneer High Yield Fund	5,604	55,482
RidgeWorth US Government Ultra Short Bond Fund	34,367	346,417
Sit US Government Securities Fund	30,579	347,372
SSgA High Yield Bond Fund	8,530	69,181
The Fairholme Focused Income Fund	12,987	138,834
Touchstone Ultra Short Duration Fixed Income Fund	35,897	346,760
USAA High-Yield Opportunities Fund	6,676	55,482
Virtus Multi-Sector Fixed Income Fund	12,915	140,900

Total Open-End Funds (Cost $4,088,493)		4,095,905

SHORT-TERM INVESTMENT - 1.40%
§	HighMark 100% US Treasury Money Market Fund, 0.01%	61,258

Total Short-Term Investment (Cost $61,258)		61,258

Total Value of Investments (Cost $4,219,312) - 96.65%		$4,226,490

Other Assets Less Liabilities - 3.35%		146,369

Net Assets - 100%		$4,372,859

§ Represents 7 day effective yield

		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of November 30, 2010

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Product	1.58%	$69,327
Open-End Funds	93.67%	4,095,905
Short-term Investment	1.40%	61,258
Total	96.65%	$4,226,490

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2010

Assets:
Investments, at value (cost $4,219,312)	$4,226,490
Receivables:
Investments sold	1,288,925
Dividends and interest	(300)
Prepaid expenses
Other expenses	41,107

Total assets	5,556,222

Liabilities:
Payables:
Investments purchased	1,178,986
Fund shares repurchased	15
Accrued expenses
Administration fees	4,362

Total liabilities	1,183,363

Net Assets	$4,372,859

Net Assets Consist of:
Capital	$4,340,629
Undistributed net investment income	20,028
Undistributed net realized gain on investments	5,023
Net unrealized appreciation on investments	7,179

Total Net Assets	$4,372,859
Shares Outstanding, no par value (unlimited authorized shares)	425,435
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.28

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2010

Investment Income:
Dividends	$35,762

Total Investment Income	35,762

Expenses:
Administration fees (note 2)	15,817

Total Expenses	15,817

Net Investment Income	19,945

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	5,022
Change in unrealized appreciation on investments	6,144

Realized and Unrealized Gain on Investments	11,166

Net Increase in Net Assets Resulting from Operations	$31,111

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period and fiscal year ended	2010(a)	2010

Operations:
Net investment income	$19,945	$83
Net realized gain from investment transactions	5,022	1
Change in unrealized appreciation on investments	6,144	1,035

Net Increase in Net Assets Resulting from Operations	31,111	1,119

Capital Share Transactions:
Shares sold	4,372,688	168,833
Reinvested dividends and distributions	-	-
Shares repurchased	(160,892)	(40,000)

Increase from Capital Share Transactions	4,211,796	128,833

Net Increase in Net Assets	4,242,907	129,952

Net Assets:
Beginning of period	129,952	-
End of period	$4,372,859	$129,952

Undistributed Net Investment Income	$20,028	$83

Share Information:
Shares Sold	428,091	16,906
Reinvested distributions	-	-
Shares repurchased	(15,562)	(4,000)
Net Increase in Capital Shares	412,529	12,906
Shares Outstanding, Beginning of Period	12,906	-
Shares Outstanding, End of Period	425,435	12,906

(a) Unaudited

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Financial Highlights

For a share outstanding during the	November 30,	May 31,
six month period or fiscal year ended	2010(a)	2010

Net Asset Value, Beginning of Period	$10.07	$10.00

Income from Investment Operations
Net investment income	0.04	0.00	(f)
Net realized and unrealized gain on securities	0.17	0.07

Total from Investment Operations	0.21	0.07

Net Asset Value, End of Period	$10.28	$10.07

Total Return (d)	2.09%	0.70%

Net Assets, End of Period (in thousands)	$4,373	$130

Average Net Assets for the Period (in thousands)	$2,644	$76

Ratios of:
Gross Expenses to Average Net Assets (e)	1.19%	1.20%	(b)
Net Expenses to Average Net Assets (e)	1.19%	1.20%	(b)
Net Investment Income (Loss) to Average Net Assets	1.51%	0.17%	(b)

Portfolio turnover rate	175.08%	48.89%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The FMX Total Return Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the BarCap U.S. Aggregate Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$69,327	$69,327	$-	$-
Open-End Funds	4,095,905	4,095,905	-	-
Short-Term Investment	61,258	-	61,258	-
Total	$4,226,490	$4,165,232	$61,258	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13 million and gradually increases to a maximum annual rate of 0.70% if the average daily net assets are $41 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.    In agreement with these terms, the Fund paid no investment advisory fees for the six month period ended November 30, 2010.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.20% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.20% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.725% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $15,817 of administration fees for the six month period ended November 30, 2010.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund. Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements
(Unaudited)

3.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2010	$8,217,071	$4,140,487

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2010.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2010, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$4,219,312

Unrealized Appreciation	$10,994
Unrealized Depreciation	(3,815)
Net Unrealized Appreciation	7,179

5.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

FMX Total Return Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.           CODE OF ETHICS.

    Not applicable.

Item 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

    Not applicable.

Item 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    Not applicable.

Item 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable.

Item 6.           SCHEDULE OF INVESTMENTS.

    A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable.

Item 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

    None.

Item 11.           CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: April 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: April 5, 2011

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: April 5, 2011